Long-term debt and other financial liabilities (Details Narrative) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended
	Feb. 17, 2023	Jan. 30, 2023	Jan. 20, 2023	Apr. 03, 2023	Mar. 31, 2023	Mar. 29, 2023	Apr. 20, 2023	Jun. 14, 2023	Jun. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Short-Term Debt [Line Items]
Loans Payable to Bank										$ 1,382,619		$ 1,417,341
Cash and cash equivalents										$ 529,217	$ 161,148	304,367
Number of loan agreements										twenty-nine
Debt Instrument, Covenant Compliance										The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2023
Purchase Obligation										$ 591,627
Afrodite, Ajax, Apollon, Ariadne, Aris and Artemis [Member]
Short-Term Debt [Line Items]
Prepaid amount					$ 41,750
Arion and Amphitrite [Member]
Short-Term Debt [Line Items]
Prepaid amount	$ 6,815
Minimum liquidity requirement [Member]
Short-Term Debt [Line Items]
Cash and cash equivalents										209,843		$ 156,837
Three Loan Agreements [Member]
Short-Term Debt [Line Items]
Restricted Cash and Cash Equivalents										$ 3,050
NeoEnergy, Andromeda And Decathlon [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description			five-year
Line of Credit Facility, Maximum Borrowing Capacity			$ 85,000
Long-Term Debt, Description			to the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon.
Proceeds from Issuance of Debt		$ 72,274
Prepaid amount		42,085
Repayments of Debt		$ 24,000
Number of repayment installments			ten
Debt Instrument, Frequency of Periodic Payment			6,547.2
Balloon payment			$ 6,802
Sola TS and Oslo TS [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description						five-year
Line of Credit Facility, Maximum Borrowing Capacity						$ 72,150
Long-Term Debt, Description						to the refinancing of the aframax tankers, Sola TS and Oslo TS.
Proceeds from Issuance of Debt					72,150
Prepaid amount				$ 25,650	$ 25,973
Number of repayment installments						ten
Debt Instrument, Frequency of Periodic Payment						3,006
Balloon payment						$ 42,090
Marathon TS and Stavanger TS [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description					five-year
Line of Credit Facility, Maximum Borrowing Capacity					$ 70,000
Long-Term Debt, Description					to the refinancing of the aframax tankers, Marathon TS and Stavanger TS.
Proceeds from Issuance of Debt							$ 70,000
Prepaid amount							$ 63,364
Number of repayment installments					ten
Debt Instrument, Frequency of Periodic Payment					2,850
Balloon payment					$ 41,500
Asahi Princess Parthenon T S [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description									five-year
Line of Credit Facility, Maximum Borrowing Capacity									$ 49,000
Long-Term Debt, Description									to the refinancing of the aframax tankers, Asahi Princess and Parthenon TS.
Proceeds from Issuance of Debt								$ 49,000
Prepaid amount								$ 35,596
Number of repayment installments									ten
Debt Instrument, Frequency of Periodic Payment									3,062.5
Balloon payment									$ 18,375
Tenergy [Member]
Short-Term Debt [Line Items]
Number of repayment installments										forty
Debt Instrument, Frequency of Periodic Payment										quarterly
Sale Leaseback Transaction, Date										December 21, 2021
Sale Leaseback Transaction, Description of Asset(s)										a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy
Vessel delivery date										January 12, 2022
Description of scope										the Company took delivery of the LNG carrier Tenergy and chartered it back on a bareboat basis
Debt Instrument, Periodic Payment										$ 2,332
Purchase Obligation										$ 83,955
All bank loans [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank											$ 1,382,619
Debt Instrument, Payment Terms											These bank loans are payable in U.S. Dollars in
Debt Instrument, Description of Variable Rate Basis											Interest rates on the outstanding loans as of June 30, 2023, are based on SOFR plus a spread, except for eight loan agreements based on LIBOR plus a spread.